Employee compensation (Tables)	12 Months Ended
Dec. 31, 2025
Employee compensation
Schedule of employee compensation

	2025	2024	2023
	US$’000	US$’000	US$’000
Wages and salaries	40,096	41,012	24,910
Share-based payments	1,753	2,016	1,900
Post-employment benefits	1,031	874	731
	42,880	43,902	27,541